Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 18, 2011
Document and Entity [Abstract]
Entity Registrant Name	GSP-2, INC.
Entity Central Index Key	0001497644
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,800,000